Fair Value Measurements and Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Due from related parties non current carrying value	$ 1,125	$ 675
Due from related parties non current fair value - determined through level 3 inputs	780
$250.0 Million Senior Unsecured Notes due 2019
Debt Instrument [Line Items]
Senior notes carrying value	250,000
Senior notes fair value - determined through level 2 inputs	$ 236,300